SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 99.4%
	Alabama — 0.4%
[a]	Tuscaloosa County Industrial Development Authority, (Hunt Refining Project), Series A, 5.25% due 5/1/2044	$1,000,000	$ 1,102,430
	Arizona — 2.0%
[b]	Arizona (Banner Health Obligated Group; LOC Bank of America N.A.) HFA, Series C, 1.95% due 1/1/2046 (put 7/1/2019)	550,000	550,000
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2031	2,500,000	2,860,025
[c,d,e]	County of Yavapai, (Waste Management, Inc.) AMT, IDA, 2.80% due 6/1/2027 (put 6/1/2021)	1,500,000	1,526,985
	Pima County (Providence Day School) IDA, 5.125% due 12/1/2040	710,000	727,856
	Arkansas — 0.4%
	University of Arkansas Board of Trustees (Fayetteville Campus), 5.00% due 11/1/2036	1,000,000	1,137,700
	California — 9.5%
	ABAG Finance Authority for Nonprofit Corporations (Episcopal Senior Communities), 5.00% due 7/1/2047	1,635,000	1,738,168
	Benicia (Benicia High School; Insured: AGM) USD GO, Series C, Zero Coupon due 8/1/2026	830,000	719,942
	California (Children’s Hospital Los Angeles) HFFA,
	5.00% due 11/15/2034	420,000	457,468
	Series A, 5.00% due 8/15/2036	500,000	589,965
	California (Community Program Developmental Disabilities; Insured: California Mtg Insurance) HFFA, 6.25% due 2/1/2026	1,500,000	1,611,750
[c,f]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 2.332% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	1,000,000	1,003,260
	California Municipal Finance Authority (Harbor Regional Center), 8.50% due 11/1/2039 (pre-refunded 11/1/2019)	1,000,000	1,023,700
[a]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) L.P. Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	1,067,580
[a]	California Public Finance Authority (Trinity Classical Academy), Series A, 5.00% due 7/1/2044	275,000	283,291
	Calipatria (Educational Facilities; Insured: ACA) USD GO, Series B, Zero Coupon due 8/1/2025	1,945,000	1,526,825
	Carson Redevelopment Agency (Project Area 1), Series A, 7.00% due 10/1/2036 (pre-refunded 10/1/2019)	500,000	507,185
	City of Moorpark Mobile Home Park (Villa Del Arroyo), Series A, 6.15% due 5/15/2031	1,000,000	1,070,670
	City of Palm Springs Financing Authority (Downtown Revitalization Project), 5.25% due 6/1/2027	1,620,000	1,794,701
	Corona-Norco (Insured: AGM) USD COP, Series A, 5.00% due 4/15/2031	1,750,000	1,794,450
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	630,000	695,318
	Daly County Housing Development Finance Agency (Franciscan Country Club Mobile Home Park Acquisition), Series A, 5.25% due 12/15/2023	650,000	652,002
	M-S-R Energy Authority, Series A, 6.50% due 11/1/2039	1,000,000	1,506,510
[e]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	2,000,000	2,184,780
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2035	1,000,000	1,150,610
	Redwood City Redevelopment Agency (Redevelopment Project Area 2; Insured: AMBAC), Zero Coupon due 7/15/2021	1,285,000	1,243,315
	Riverside County Asset Leasing Corp. (Riverside County Hospital; Insured: Natl-Re), Zero Coupon due 6/1/2021	535,000	518,190
	San Francisco City & County Redevelopment Financing Authority (Mission Bay North Redevelopment),
	Series C,
	6.50% due 8/1/2039 (pre-refunded 8/1/2019)	250,000	251,078
	6.75% due 8/1/2041 (pre-refunded 2/1/2021)	500,000	544,140
	San Francisco City & County Redevelopment Financing Authority (Redevelopment Project; Insured: Natl-Re), Zero Coupon due 8/1/2023	1,025,000	958,539
	San Jose Redevelopment Agency (Merged Area Redevelopment), 5.50% due 8/1/2035 (pre-refunded 8/1/2020)	1,000,000	1,046,790
	Union Elementary School District (Santa Clara County District Schools; Insured: Natl-Re) GO, Series D, Zero Coupon due 9/1/2027	905,000	773,540
	Colorado — 1.2%
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,178,580
	Eagle River Fire District COP,
	6.625% due 12/1/2024 (pre-refunded 12/1/2019)	225,000	229,822
	6.875% due 12/1/2030 (pre-refunded 12/1/2019)	400,000	408,980
	Public Authority for Colorado Energy (Natural Gas Purchase), 6.50% due 11/15/2038	260,000	382,886
	Regional Transportation District (FasTracks Transportation System) COP,
	Series A,
	5.00% due 6/1/2044	565,000	625,687
	5.375% due 6/1/2031	500,000	516,630
	Connecticut — 2.3%
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2035	2,000,000	2,394,680
	Series E, 5.00% due 9/15/2033	1,350,000	1,637,496
	University of Connecticut (Insured: AGM-CR), Series A, 5.00% due 4/15/2028	1,975,000	2,456,860
	Delaware — 0.4%
	Delaware (Nanticoke Memorial Hospital) HFA, 5.00% due 7/1/2021	1,000,000	1,053,700
	District of Columbia — 0.4%
	Metropolitan Washington Airports Authority (Dulles Toll Road; Insured: AGC), Series B, Zero Coupon due 10/1/2027	1,500,000	1,205,685
	Florida — 5.9%
	Broward County (Airport System Improvements) AMT, 5.00% due 10/1/2037	1,000,000	1,181,510

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[a]	Charlotte County Industrial Development Authority (Town & Country Utilities Projects), 5.00% due 10/1/2029	$ 500,000	$ 539,905
	Florida Higher Educational Facilities Financing Authority (Nova Southeastern University), 5.00% due 4/1/2027 - 4/1/2028	2,250,000	2,550,495
	Miami-Dade County Expressway Authority (Toll System Five-Year Work Program), Series A, 5.00% due 7/1/2022 - 7/1/2024	1,250,000	1,410,863
[b]	Miami-Dade County Industrial Development Authority (Florida Power & Light Co.), 1.95% due 6/1/2021 (put 7/1/2019)	5,500,000	5,500,000
	Miami-Dade County School Board (District School Facilities and Infrastructure) COP, Series A, 5.00% due 8/1/2027	1,100,000	1,208,559
	Orange County (Tourist Development), Series A, 5.00% due 10/1/2031	1,000,000	1,203,060
	Sarasota County Public Hospital Board (Sarasota Memorial Hospital; Insured: Natl-Re), 5.258% due 10/1/2021	1,000,000	1,035,620
	Tampa Sports Authority (Tampa Bay Arena; Insured: Natl-Re), 5.75% due 10/1/2020	325,000	335,442
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2030	1,500,000	1,724,535
	Georgia — 1.9%
	City of Atlanta (Water and Wastewater Capital Improvement Program), Series A, 6.25% due 11/1/2034 (pre-refunded 11/1/2019)	500,000	508,125
	Development Authority of Fulton County (Georgia Tech Athletic Assoc.), 5.00% due 10/1/2019	1,000,000	1,008,950
	Main Street Natural Gas, Inc. Series A, 5.00% due 5/15/2037	2,640,000	3,443,220
	Main Street Natural Gas, Inc. (Georgia Gas), Series A, 5.50% due 9/15/2023	350,000	400,761
	Guam — 4.0%
	Government of Guam (Economic Development) GO, Series A, 7.00% due 11/15/2039 (pre-refunded 11/15/2019)	520,000	530,935
	Government of Guam (Economic Development), Series D, 5.00% due 11/15/2031	2,000,000	2,221,180
	Government of Guam (Layon Solid Waste Disposal Facility), Series A, 5.75% due 12/1/2034 (pre-refunded 12/1/2019)	500,000	509,315
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2032 - 11/15/2033	4,235,000	4,679,721
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2033	1,000,000	1,144,480
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2027	1,000,000	1,102,600
	Guam Waterworks Authority (Water and Wastewater System),
	5.00% due 7/1/2028	500,000	546,205
	5.25% due 7/1/2024	500,000	557,965
	Hawaii — 0.3%
[f]	City and County of Honolulu (Rail Transit Project) GO, 2.22% (MUNIPSA + 0.32%) due 9/1/2028 (put 9/1/2020)	1,000,000	999,800
	Illinois — 12.9%
	Chicago Park District (Various Capital Projects) GO, Series A, 5.00% due 1/1/2035	2,000,000	2,184,920
	Chicago Park District GO, Series A, 5.00% due 1/1/2027	825,000	955,012
	City of Chicago (Chicago O’Hare International Airport), Series C, 5.00% due 1/1/2031	500,000	586,805
	City of Chicago (Riverwalk Expansion Project; Insured: AGM), 5.00% due 1/1/2031	500,000	548,505
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2030	1,500,000	1,696,560
	City of Chicago (Water System Improvements), 5.00% due 11/1/2029	200,000	217,054
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2037	1,500,000	1,742,595
	City of Chicago GO, Series A, 5.00% due 1/1/2039	1,000,000	1,106,680
	City of Chicago, 5.00% due 1/1/2022	1,195,000	1,258,574
	Cook County GO, Series A, 5.25% due 11/15/2033	1,000,000	1,042,000
	Illinois Finance Authority (Advocate Health Care Network), 5.00% due 8/1/2029	2,195,000	2,518,345
[b]	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group; SPA JPMorgan Chase Bank, N.A.), Series A-3, 1.95% due 8/15/2042 (put 7/1/2019)	5,500,000	5,500,000
	Illinois Finance Authority (OSF Healthcare System), 6.00% due 5/15/2039 (pre-refunded 5/15/2020)	990,000	1,029,194
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), 5.00% due 8/15/2035	2,355,000	2,650,011
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	816,932
	Illinois State University (Insured: AGM), Series A, 5.00% due 4/1/2021 - 4/1/2036	1,915,000	2,201,802
	Illinois Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	1,000,000	1,144,890
	Kane, Cook, & DuPage Counties School District No. 46 GO,
	Series A, 5.00% due 1/1/2031	2,255,000	2,526,525
	Series D, 5.00% due 1/1/2028	1,000,000	1,127,570
	Metropolitan Water Reclamation District of Greater Chicago (Various Capital Improvement Projects) GO, Series C, 5.25% due 12/1/2032	40,000	51,774
	State of Illinois,
	Series B,
	5.00% due 6/15/2032	2,000,000	2,291,220
[d]	5.00% due 6/15/2035	2,500,000	2,811,025
	Will County School District No. 114 (Educational Facilities; Insured: Natl-Re) GO, Series C, Zero Coupon due 12/1/2023	570,000	510,834
	Indiana — 0.7%
	City of Carmel Redevelopment District (Performing Arts Center) COP, Series C, 6.50% due 7/15/2035 (pre-refunded 1/15/2021)	1,000,000	1,076,910
	Indiana Finance Authority (Marian University), 6.375% due 9/15/2041	1,000,000	1,071,490
	Kansas — 0.8%
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,279,470
	Kentucky — 3.8%
	County of Owen (Kentucky-American Water Co. Project), Series A, 6.25% due 6/1/2039	540,000	541,771
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA, Series B, Zero Coupon due 10/1/2021 - 10/1/2022	3,365,000	3,147,449
	Kentucky Higher Education Student Loan Corp. AMT, Series A-1, 5.00% due 6/1/2028 - 6/1/2029	1,250,000	1,503,155
[e]	Kentucky Public Energy Authority (Gas Supply System), Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	5,000,000	5,509,200

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Louisiana — 2.1%
	City of New Orleans (Water System Facilities Improvement), 5.00% due 12/1/2034	$ 400,000	$ 446,732
	Louisiana Energy and Power Authority (LEPA Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2038	2,000,000	2,238,720
	New Orleans Aviation Board (Louis Armstrong New Orleans International Airport CFC Revenue; Insured: AGM) 5.00% due 1/1/2029	700,000	858,242
[e]	Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	2,250,000	2,372,152
	Massachusetts — 0.3%
	Massachusetts Development Finance Agency (Jordan Hospital and Milton Hospital), Series H-1, 5.00% due 7/1/2032 - 7/1/2033	555,000	648,423
	Massachusetts Educational Financing Authority (MEFA Loan Program), Series I, 6.00% due 1/1/2028	90,000	91,548
	Michigan — 5.9%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2033	1,250,000	1,436,912
	City of Detroit GO, 5.00% due 4/1/2023 - 4/1/2024	900,000	972,194
	City of Troy (Downtown Development Authority-Community Center Facilities) GO, 5.25% due 11/1/2032	1,025,000	1,116,153
	County of Genesee (Water Supply System; Insured: BAM) GO, 5.375% due 11/1/2038	1,000,000	1,124,070
	Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,229,270
	Detroit City School District (School Building & Site; Insured: Q-SBLF) GO, Series A, 5.00% due 5/1/2025	1,000,000	1,096,470
	Detroit Downtown Development Authority (Catalyst Development Project; Insured: AGM), Series A, 5.00% due 7/1/2024	850,000	977,491
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital),
	5.00% due 5/15/2036	450,000	460,310
	5.00% due 5/15/2036 (pre-refunded 5/15/2020)	550,000	567,045
	5.25% due 5/15/2041	140,000	148,212
	5.25% due 5/15/2041 (pre-refunded 5/15/2021)	860,000	920,707
	Livonia Public School District (School Building & Site; Insured: AGM) GO, Series I, 5.00% due 5/1/2036	225,000	251,435
	Michigan Finance Authority (State Dept. of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,068,860
[c]	Michigan Public School Academy (Will Carleton Charter School), 8.00% due 8/1/2035	920,000	928,096
	Michigan State Hospital Finance Authority (Henry Ford Health System), 5.75% due 11/15/2039 (pre-refunded 11/15/2019)	1,000,000	1,016,140
	Michigan Strategic Fund (Detroit Edison Company; Insured: Natl-Re/AMBAC), 7.00% due 5/1/2021	250,000	273,203
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport), Series B, 5.00% due 12/1/2031 - 12/1/2034	2,615,000	3,021,455
	Missouri — 0.8%
	Platte County 5.00% due 4/1/2020	350,000	343,837
	Tax Increment Financing Commission of Kansas City (Union Hill Redevelopment Project), 6.00% due 5/1/2030	1,805,000	1,834,331
	Nebraska — 1.4%
[e]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	1,650,000	1,853,115
	Douglas County Health Facilities (Nebraska Methodist Health System), 5.00% due 11/1/2029 - 11/1/2030	1,750,000	2,023,096
	Nevada — 0.4%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2037	1,000,000	1,135,110
	New Hampshire — 0.3%
[b]	New Hampshire Health and Education Facilities Authority Act, (University System of New Hampshire; SPA Wells Fargo Bank, N.A.), Series B-1, 1.97% due 7/1/2033 (put 7/1/2019)	790,000	790,000
	New Jersey — 3.1%
	New Jersey (School Facilities Construction) EDA, 5.00% due 3/1/2026	1,000,000	1,093,550
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,000,000	1,235,920
	New Jersey Transit Corp. (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series A, 5.00% due 9/15/2020	1,000,000	1,040,080
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
[f]	3.10% (MUNIPSA + 1.20%) due 6/15/2034 (put 12/15/2021)	1,000,000	1,006,940
	5.00% due 6/15/2027	3,000,000	3,555,540
	New Jersey Transportation Trust Fund Authority, Series A, 5.00% due 12/15/2034	700,000	813,246
	New Mexico — 2.1%
	City of Farmington (Arizona Public Service Co.-Four Corners Project), Series B, 4.70% due 9/1/2024	1,000,000	1,036,730
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Group), 5.00% due 7/1/2032	2,500,000	2,625,125
[e,g]	New Mexico Municipal Energy Acquisition Authority, Series A, 5.00% due 11/1/2039 (put 5/1/2025)	2,000,000	2,333,600
	New York — 9.5%
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2023	3,000,000	3,437,190
	Series J, 5.00% due 8/1/2031	2,000,000	2,319,900
	Metropolitan Transportation Authority (Transit and Commuter System), Series C-1, 5.00% due 9/1/2020	5,000,000	5,204,650
	Metropolitan Transportation Authority, Series A, 4.00% due 2/3/2020	1,000,000	1,015,130
[b]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank, N.A), Series 1-SUB 1C 1.95% due 11/1/2022 (put 7/1/2019)	500,000	500,000
[b]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA State Street Bank and Trust Co.), Series A-6 1.96% due 8/1/2039 (put 7/1/2019)	2,500,000	2,500,000
[b]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA U.S. Bank, N.A.), 1.96% due 8/1/2042 (put 7/1/2019)	1,000,000	1,000,000
[b]	New York City Water & Sewer System (SPA JP Morgan Chase Bank, N.A), 1.95% due 6/15/2050 (put 7/1/2019)	2,500,000	2,500,000
[b]	New York City Water & Sewer System (SPA Mizuho Bank, Ltd.), Series AA-6, 1.95% due 6/15/2048 (put 7/1/2019)	2,200,000	2,200,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Town of Oyster Bay GO, Series B, 3.00% due 2/1/2020 - 3/13/2020	$6,000,000	$ 6,045,940
	North Carolina — 1.4%
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2029	1,500,000	1,758,315
	North Carolina Turnpike Authority, 5.00% due 1/1/2029 - 1/1/2030	1,000,000	1,220,510
[f]	University of North Carolina at Chapel Hill, Series A, 1.985% (LIBOR 1 Month + 0.35%) due 12/1/2041 (put 12/1/2021)	1,000,000	1,000,000
	Ohio — 1.2%
	Akron, Bath and Copley Joint Hospital District (Summa Health), 5.25% due 11/15/2030	1,420,000	1,689,218
	City of Akron (Community Learning Centers), 5.00% due 12/1/2031	625,000	684,575
	Cleveland-Cuyahoga County Port Authority (Flats East Development Project; LOC Fifth Third Bank), 7.00% due 5/15/2040	905,000	963,698
	Pennsylvania — 7.0%
	Allegheny County (Propel Charter School) IDA, Series A, 6.75% due 8/15/2035	885,000	913,594
	Bucks County (Waste Management, Inc.) AMT, IDA, 2.75% due 12/1/2022	5,000,000	5,143,150
	Coatesville Area School District (Insured: AGM) (State Aid Withholding) GO, 5.00% due 8/1/2024 - 8/1/2025	1,475,000	1,709,531
	Commonwealth Financing Authority, 5.00% due 6/1/2029	1,000,000	1,223,080
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	1,000,000	1,169,610
	Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group), 5.00% due 9/1/2033	700,000	857,332
	Pennsylvania Turnpike Commission (Highway Improvements),
	5.35% due 12/1/2030 (pre-refunded 12/1/2020)	770,000	813,428
	Series C-2, 5.35% due 12/1/2030 (pre-refunded 12/1/2020)	1,230,000	1,299,372
	Pennsylvania Turnpike Commission, Series A-1, 5.00% due 12/1/2037	750,000	895,763
	Philadelphia (Mast Charter School) IDA, 6.00% due 8/1/2035 (pre-refunded 8/1/2020)	1,000,000	1,048,480
	Philadelphia Authority for Industrial Development (Thomas Jefferson University), 5.00% due 9/1/2035	1,500,000	1,766,625
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,588,303
[g]	Pittsburgh Water & Sewer Authority (Insured: AGM), Series B, 5.00% due 9/1/2033	1,000,000	1,298,880
	School District of Philadelphia (State Aid Witholding) GO, Series A, 5.00% due 9/1/2038	100,000	117,686
	Rhode Island — 0.2%
	Pawtucket Housing Authority,
	5.50% due 9/1/2022 - 9/1/2024	475,000	509,304
	5.50% due 9/1/2022 - 9/1/2024 (pre-refunded 9/1/2020)	190,000	204,427
	South Dakota — 0.4%
	South Dakota Health & Educational Facilities Authority (Avera Health), Series A, 5.00% due 7/1/2027	400,000	425,036
	South Dakota Health & Educational Facilities Authority (Sanford Health), 5.50% due 11/1/2040	750,000	759,053
	Tennessee — 0.9%
	Shelby County Health, Educational and Housing Facility (Methodist Le Bonheur Healthcare), 5.00% due 5/1/2036	1,000,000	1,186,090
[e]	Tennessee Energy Acquisition Corp. (The Gas Project), Series A, 4.00% due 5/1/2048 (put 5/1/2023)	750,000	803,970
	Tennessee Energy Acquisition Corp., Series A, 5.25% due 9/1/2024	500,000	575,555
	Texas — 11.1%
	Austin Convention Enterprises, Inc. (Convention Center Hotel First Tier), 5.00% due 1/1/2032 - 1/1/2034	1,600,000	1,876,698
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2031	1,930,000	2,240,093
	City of Houston (Combined Utility System), Series D, 5.00% due 11/15/2028	2,500,000	2,922,525
	City of Houston (Convention & Entertainment Facilities Department), 5.00% due 9/1/2025 - 9/1/2034	2,875,000	3,291,866
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2032	3,000,000	3,550,950
	City of Texas City Industrial Development Corp. (ARCO Pipe Line Co. Project), 7.375% due 10/1/2020	1,165,000	1,248,006
	Harris County-Houston Sports Authority, Series A, 5.00% due 11/15/2030	2,000,000	2,292,500
	Kimble County Hospital District GO, Series A, 6.25% due 8/15/2033 (pre-refunded 8/15/2019)	500,000	502,905
	La Vernia Higher Education Finance Corp. (Kipp, Inc.), Series A, 6.25% due 8/15/2039 (pre-refunded 8/15/2019)	1,000,000	1,005,740
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2026	2,980,000	3,273,083
	5.00% due 5/15/2026 (pre-refunded 5/15/2022)	20,000	22,006
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2034	750,000	987,405
	Red River Authority (Insured: Natl-Re), 4.45% due 6/1/2020	2,500,000	2,558,825
	San Antonio Energy Acquisition Public Facilities Corp. (Natural Gas Supply Agreement), 5.50% due 8/1/2021	40,000	42,884
	San Juan Higher Education Finance Authority (IDEA Public Schools), Series A, 6.70% due 8/15/2040 (pre-refunded 8/15/2020)	1,000,000	1,057,830
	Texas Public Finance Authority Charter School Finance Corp. (Cosmos Foundation, Inc.), Series A, 6.20% due 2/15/2040 (pre-refunded 2/15/2020)	1,000,000	1,029,170
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2034	1,000,000	1,124,840
	Texas Transportation Commission (Highway Improvements) GO, 4.00% due 8/29/2019	2,450,000	2,459,481
	U. S. Virgin Islands — 0.6%
	Virgin Islands Public Finance Authority (Diageo Project), 6.75% due 10/1/2037	1,650,000	1,644,621
	Utah — 0.8%
	Herriman City (Towne Center Access and Utility Improvements), 4.75% due 11/1/2022 (pre-refunded 5/1/2020)	1,000,000	1,028,810
	Utah Transit Authority (Integrated Mass Transit System), Series A, 5.00% due 6/15/2033	1,000,000	1,162,500
	Washington — 1.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Washington Health Care Facilities Authority (Catholic Health Initiatives), Series A, 5.75% due 1/1/2045	$2,000,000	$ 2,259,660
	Washington Health Care Facilities Authority (Overlake Hospital Medical Center), 5.70% due 7/1/2038 (pre-refunded 7/1/2020)	1,000,000	1,043,450
	West Virginia — 0.9%
[e]	West Virginia Economic Development Authority, (Appalachian Power Co.) AMT, Series A, 1.70% due 1/1/2041 (put 9/1/2020)	1,000,000	998,840
[e]	West Virginia Economic Development Authority, (Appalachian Power Co.), 2.625% due 12/1/2042 (put 6/1/2022)	1,500,000	1,530,240
	Wisconsin — 0.9%
[a]	Public Finance Authority (Alabama Proton Therapy Center), 6.25% due 10/1/2031	1,000,000	1,093,120
[e]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), 5.00% due 8/15/2054 (put 1/29/2025)	1,250,000	1,465,350
	Total Investments — 99.4% (Cost $264,217,031)		$280,746,140
	Other Assets Less Liabilities — 0.6%		1,584,791
	Net Assets — 100.0%		$282,330,931

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the aggregate value of these securities in the Fund’s portfolio was $4,086,326, representing 1.45% of the Fund’s net assets.
b	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
c	Illiquid security.
d	Segregated as collateral for a when-issued security.
e	Variable Rate Demand Obligations are instruments whose interest rates change on a mandatory date (demand date) or whose interest rates will vary with changes in a designated base rate. The rate disclosed is the rate at June 30, 2019.
f	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2019.
g	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABAG	Association of Bay Area Governments
ACA	Insured by American Capital Access
AGC	Insured by Associated General Contractors
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority
EDA	Economic Development Authority
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
Q-SBLF	Insured by Qualified School Bond Loan Fund
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2019 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2019. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at June 30, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Municipal Bonds	$ 280,746,140	$ —	$ 280,746,140	$ —
Total Investments in Securities	$280,746,140	$—	$280,746,140	$—
Total Assets	$280,746,140	$—	$280,746,140	$—